Employee Benefit Plans (Details 5)	Dec. 31, 2019	Dec. 31, 2018
Pension plans [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.20%	3.80%
Discount rate	3.90%	3.60%
Future salary growth	2.50%	2.50%
Other post-employment benefit plans [Member]
Disclosure of defined benefit plans [line items]
Health care cost trend rate		4.50%
Other medical trend rates		4.50%
Other post-employment benefit plans [Member] | Bottom of range [Member]
Disclosure of defined benefit plans [line items]
Discount rate	2.95%	3.80%
Discount rate	3.90%	3.25%
Health care cost trend rate	3.49%
Other medical trend rates	4.00%
Other post-employment benefit plans [Member] | Top of range [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.20%	4.00%
Discount rate	4.00%	3.60%
Health care cost trend rate	5.49%
Other medical trend rates	4.56%